LVIP T. Rowe Price 2020 Fund
Schedule of Investments
March 31, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–47.58%
INVESTMENT COMPANIES–47.58%
Equity Funds–20.81%
✧✧Lincoln Variable Insurance Products Trust-
LVIP SSGA Mid-Cap Index Fund	154,693	$ 2,229,744
LVIP SSGA S&P 500 Index Fund	661,364	18,976,512
LVIP SSGA Small-Cap Index Fund	56,914	2,084,099
		23,290,355
Fixed Income Fund–19.39%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Bond Index Fund	1,997,617	21,696,124
		21,696,124
International Equity Fund–7.38%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA International Index Fund	790,948	8,261,448
		8,261,448
Total Affiliated Investments (Cost $32,165,835)		53,247,927

UNAFFILIATED INVESTMENTS–52.43%
INVESTMENT COMPANIES–52.43%
Equity Funds–17.71%
**T. Rowe Price Emerging Markets Discovery Stock Fund	139,054	1,870,282
**T. Rowe Price Growth Stock Fund	56,474	5,104,142
**T. Rowe Price Mid-Cap Growth Fund	11,181	1,165,384
**T. Rowe Price Mid-Cap Value Fund	32,988	1,159,522
**T. Rowe Price New Horizons Fund	12,025	748,557
**T. Rowe Price Real Assets Fund	122,473	1,928,957
**T. Rowe Price Small-Cap Value Fund	20,145	1,153,893
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Equity Funds (continued)
**T. Rowe Price Value Fund	144,255	$ 6,690,530
		19,821,267
Fixed Income Funds–18.55%
**T. Rowe Price High Yield Fund	899,239	5,647,225
**T. Rowe Price Limited Duration Inflation Focused Bond Fund	2,407,655	12,640,187
**T. Rowe Price U.S. Treasury Long-Term Fund	236,870	2,470,551
		20,757,963
International Equity Funds–6.26%
**T. Rowe Price Emerging Markets Stock Fund	43,400	1,750,757
**T. Rowe Price International Stock Fund	129,237	2,379,248
**T. Rowe Price International Value Equity Fund	192,622	2,875,842
		7,005,847
International Fixed Income Funds–6.89%
**T. Rowe Price Emerging Markets Bond Fund	387,709	3,791,796
**T. Rowe Price International Bond Fund	411,423	3,924,969
		7,716,765
Money Market Fund–3.02%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.25%)	3,377,141	3,377,141
		3,377,141
Total Unaffiliated Investments (Cost $55,016,020)		58,678,983

TOTAL INVESTMENTS–100.01% (Cost $87,181,855)	111,926,910
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.01%)	(8,182)
NET ASSETS APPLICABLE TO 10,383,781 SHARES OUTSTANDING–100.00%	$111,918,728

✧✧ Standard Class shares.
** Institutional Class shares.

LVIP T. Rowe Price 2020 Fund–1

LVIP T. Rowe Price 2020 Fund
Schedule of Investments (continued)
Summary of Abbreviations:
S&P–Standard & Poor’s
See accompanying notes.
LVIP T. Rowe Price 2020 Fund–2

LVIP T. Rowe Price 2020 Fund
Notes
March 31, 2022 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP T. Rowe Price 2020 Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation –The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies, including Exchange-Traded Funds (“ETFs”), and mutual funds that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or other unaffiliated managers (collectively, the “Underlying Funds”). ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their closing net asset value (“NAV”). Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov.
 Investments in government money market funds have a stable NAV.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2022:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Companies	$53,247,927	$—	$—	$53,247,927
Unaffiliated Investment Companies	58,678,983	—	—	58,678,983
Total Investments	$111,926,910	$—	$—	$111,926,910
There were no Level 3 investments at the beginning or end of the period.
LVIP T. Rowe Price 2020 Fund–3

LVIP T. Rowe Price 2020 Fund
Notes (continued)
3. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended March 31, 2022, were as follows:
	Value 12/31/21	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 03/31/22	Number of Shares 03/31/22	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-47.58%@
Equity Funds-20.81%@
✧✧LVIP SSGA Mid-Cap Index Fund	$2,520,676	$—	$175,000	$30,228	$(146,160)	$2,229,744	154,693	$—	$—
✧✧LVIP SSGA S&P 500 Index Fund	20,366,108	1,150,000	1,600,000	1,004,364	(1,943,960)	18,976,512	661,364	—	—
✧✧LVIP SSGA Small-Cap Index Fund	2,255,866	—	—	—	(171,767)	2,084,099	56,914	—	—
Fixed Income Funds-19.39%@
×,**T. Rowe Price Limited Duration Inflation Focused Bond Fund	13,857,026	—	1,150,000	(7,378)	(59,461)	—	2,407,655	—	—
✧✧LVIP SSGA Bond Index Fund	24,557,988	—	1,450,000	(123,575)	(1,288,289)	21,696,124	1,997,617	—	—
International Equity Fund-7.38%@
✧✧LVIP SSGA International Index Fund	9,154,370	600,000	925,000	153,138	(721,060)	8,261,448	790,948	—	—
Total	$72,712,034	$1,750,000	$5,300,000	$1,056,777	$(4,330,697)	$53,247,927		$—	$—

@ As a percentage of Net Assets as of March 31, 2022.
✧✧ Standard Class shares.
× Issuer is no longer an affiliate of the Fund at March 31, 2022.
** Institutional Class shares.
LVIP T. Rowe Price 2020 Fund–4